Summary of significant accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($) restaurant
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 21,172	$ 16,608
Payment term for accounts payable outsourcing (in days)	180 days
Accounts payable for outsourcing	$ 13,650	24,149
Lease term for most restaurants	15 years
Equity method investment, realized gain (loss)	$ 1,492	1,131	$ 531
Number of restaurants | restaurant				20
Equity method investments	18,111	14,708		$ 11,000
Equity method investment, gain (loss) on contribution of business	0	0	8,501
Operadora de Franquicias Saile S.A.P.I. de C.V.
Summary Of Significant Accounting Policies [Line Items]
Shareholders ownership percentage				49.00%
Other investees
Summary Of Significant Accounting Policies [Line Items]
Shareholders ownership percentage				51.00%
Argentina
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	157,400
Venezuela
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	17,200
Company-operated restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	175,043	148,776	104,010
Franchised operations
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 51,054	$ 44,088	$ 32,809
Investors
Summary Of Significant Accounting Policies [Line Items]
Number of restaurants | restaurant				21
Internal used software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years